SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
	Feb. 29, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, Minimum	1.64%	[1]
Risk-free interest rate, Maximum	1.97%	[1]
Expected dividend yield	0.00%	[2]
Volatility, Minimum	34.00%	[3]
Volatility, Maximum	34.70%	[3]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	8 years 9 months	[4]
Fair value of options at grant date per share	$ 10.65
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	6 years 3 months	[4]
Fair value of options at grant date per share	$ 7.66

[1]	Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.
[2]	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.
[3]	The volatility assumption was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718.
[4]	Assumption of the expected term were based on the vesting and contractual terms and employee demographics.